Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 100.6%
Arizona 2.4%
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030 (a)	600,000	779,794
Series A, 5.0%, 2/1/2031 (a)	1,200,000	1,591,192
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028 (a)	1,160,000	1,473,378
Series A, 5.0%, 1/1/2029 (a)	1,605,000	2,091,197
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,844,853	5,522,146
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,637,196
Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	8,130,704
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,191,649
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,839,106
		24,256,362
California 11.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series C, MUNIPSA + 0.45%, 0.47% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	1,006,175
California, California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series A, 144A, 0.18%, Mandatory Put 11/1/2021 @ 100, 8/1/2023	1,535,000	1,534,950
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-049, 3.05%, 4/15/2034	2,460,000	2,716,937
Series M-050, AMT, 144A, 3.05%, 6/15/2037	7,110,000	7,843,643
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	597,338	680,625
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,224,324
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, 144A, AMT, 0.2%, Mandatory Put 2/1/2022 @ 100, 1/1/2050	4,690,000	4,690,324
California, Infrastructure & Economic Development Bank, California Academy of Science, Series A, MUNIPSA + 0.35%, 0.37% (b), Mandatory Put 8/1/2024 @ 100, 8/1/2047	1,430,000	1,430,299
California, Metropolitan Water District of Southern California, Series E, MUNIPSA + 0.14%, 0.16% (b), Mandatory Put 5/21/2024 @100, 7/1/2037	2,120,000	2,120,490
California, Municipal Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series B, AMT, 0.3%, Mandatory Put 1/18/2022 @ 100, 7/1/2051	1,940,000	1,940,270
California, Municiple District Water & Waste Water Revenue, Series B, MUNIPSA + 0.10%, 0.12% (b), Mandatory Put 7/1/2024 @ 100, 7/1/2046	3,910,000	3,910,958
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	1,000,000	1,196,519

California, State General Obligation, Various Purposes:
5.0%, 9/1/2031 (a)	2,800,000	3,862,914
5.0%, 4/1/2036	7,000,000	9,022,726
5.25%, 9/1/2027	10,000,000	10,017,192
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,737,038	10,080,572
California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,814,762
California, State Public Works Board Lease Revenue, A Various Captial Projects, Series A, 5.0%, 8/1/2031 (a)	3,500,000	4,648,163
California, University Revenues, Limited Project:
Series S, 5.0%, 5/15/2031 (a)	2,000,000	2,677,515
Series S, 5.0%, 5/15/2032 (a)	2,000,000	2,732,968
Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.13%, 0.15% (b), Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	2,997,113
San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	2,333,321
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,841,629
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,216,161
Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,205,494
Turlock, CA, Irrigation District Revenue, 5.0%, 1/1/2033	2,620,000	3,441,157
		114,187,201
Colorado 2.4%
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	2,000,000	2,135,349
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,765,000	2,844,684
Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	2,115,000	2,363,744
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	1,500,000	1,588,597
Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,424,549
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	601,166
5.0%, 12/1/2033	500,000	586,559
5.0%, 12/1/2034	1,000,000	1,169,255
		23,713,903
Connecticut 2.6%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	1,198,169
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	2,660,000	2,869,852
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,880,301
Series A, 5.0%, 10/1/2027	8,000,000	8,788,429
Seies C, 5.0%, 1/1/2030 (a)	1,000,000	1,314,464
Seies C, 5.0%, 1/1/2031 (a)	1,000,000	1,341,493
Seies C, 5.0%, 1/1/2032 (a)	835,000	1,139,250
		26,531,958
Florida 3.8%
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	3,455,000	3,847,478

Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	2,060,871
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Seies A-1, 144A, 3.375%, 7/1/2031	2,100,000	2,312,727
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 144A, 5.0%, 6/15/2035	1,000,000	1,179,008
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	2,000,000	2,076,409
Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	1,685,000	1,744,800
Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,737,712
Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	6,003,237
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,493,306
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	825,940
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,936,678
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,278,567
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	995,000	1,066,625
		38,563,358
Georgia 6.3%
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,171,883
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,361,201
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,032,862
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,603,866
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	242,521
Series B, 4.0%, 4/1/2033	200,000	241,711
Series B, 4.0%, 4/1/2034	250,000	301,109
Series B, 4.0%, 4/1/2035	225,000	270,337
Series B, 4.0%, 4/1/2036	250,000	299,301
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,341,955
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,520,459
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,960,031
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	8,891,431
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,550,356
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,585,605
Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,821,000
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2022	1,000,000	1,055,358
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,363,577
		63,614,563
Hawaii 0.8%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,172,972
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029 (a)	2,000,000	2,497,496
		7,670,468

Illinois 6.2%
Chicago, IL, O'Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	6,961,454
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,113,507
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	714,163
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,141,717
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,730,334
Illinois, State Finance Authority Revenue:
Series A, 5.0%, 10/1/2031	1,000,000	1,370,705
Series A, 5.0%, 10/1/2032	1,000,000	1,398,491
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center:
Series B, 0.01% (c), 9/1/2021, LOC: PNC Bank NA	12,000,000	12,000,000
Series B, 0.01% (c), 9/1/2021, LOC: Wells Fargo Bank NA	425,000	425,000
Illinois, State General Obligation:
5.0%, 8/1/2023	7,150,000	7,781,625
5.0%, 11/1/2024	5,325,000	6,070,795
5.5%, 5/1/2024	500,000	566,784
5.5%, 5/1/2025	1,500,000	1,764,444
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,617,389
Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,327,779
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,032,456
		62,016,643
Indiana 1.4%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	4,064,965
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,334,106
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	5,270,000	5,563,477
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,644,440
		13,606,988
Iowa 0.3%
Iowa, State Higher Education Loan Authority, Loras College, 0.01% (c), 9/1/2021, LOC: Bank of America NA	250,000	250,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,665,026
		2,915,026
Kentucky 0.3%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.01% (c), 9/1/2021, LOC: PNC Bank NA	3,000,000	3,000,000
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,566,417
Maryland 1.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,803,033
Maryland, State Economic Development Corp. Special Obligation Bonds, Port Covington Project, 4.0%, 9/1/2040	250,000	289,201

Maryland, State General Obligation:
Series D, 4.0%, 8/1/2029 (a)	1,250,000	1,502,574
Series A, 5.0%, 8/1/2032	10,000,000	13,777,448
		18,372,256
Massachusetts 2.1%
City of Lynn, MA, General Obligation, 1.25%, 9/1/2022 (a)	3,169,000	3,201,684
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J-2, 5.0%, 7/1/2033	1,000,000	1,245,341
Series J-2, 5.0%, 7/1/2034	2,000,000	2,483,888
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	2,420,000	2,496,519
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	545,000	548,856
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,298,579
Series A, AMT, 5.0%, 7/1/2036	4,000,000	5,024,636
		21,299,503
Michigan 3.1%
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, Prerefunded 10/15/2021 @ 100, 5.0%, 10/15/2024	1,610,000	1,619,438
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	12,975,196
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,648,224
Series I-75, AMT, 5.0%, 12/31/2032	700,000	872,809
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,986,687
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2036	2,500,000	3,108,480
Series A, 4.0%, 11/15/2037	7,000,000	8,636,209
		30,847,043
Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	3,205,000	3,308,466
Mississippi 1.0%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	5,560,078
Series A, 5.0%, 10/15/2036	4,000,000	4,994,647
		10,554,725
Missouri 1.8%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	7,351,596	7,378,054
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	742,030
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B-1, 0.01% (c), 9/1/2021, LOC: Barclays Bank PLC	4,050,000	4,050,000
Missouri, State Public Utilities Commission Revenue, 0.5%, 3/1/2022	5,600,000	5,601,198
		17,771,282

Nebraska 1.3%
Nebraska, Public Power District Revenue:
5.0%, 1/1/2035 (a)	1,410,000	1,809,676
5.0%, 1/1/2036 (a)	2,840,000	3,632,679
5.0%, 1/1/2037 (a)	2,750,000	3,509,378
5.0%, 1/1/2038 (a)	3,000,000	3,818,729
		12,770,462
Nevada 0.7%
Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,558,643
Nevada, Director of the State of Department of Business & Industry Solid Waster Disposal Revenue, Republic Services, Inc. Project, AMT, 144A, 0.25%, Mandatory Put 12/1/2021 @ 100, 12/1/2026	1,500,000	1,500,256
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,565,419
		6,624,318
New Jersey 2.3%
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	1,035,000	1,281,599
Series A, 4.0%, 6/1/2031	1,035,000	1,293,823
Series A, 4.0%, 6/1/2032	495,000	624,515
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,505,000	1,549,965
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	933,777
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	830,000	858,350
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,604,807
Series B, AMT, 3.5%, 12/1/2039	2,000,000	2,138,815
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,156,518
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 6/15/2033 (a)	2,500,000	3,236,051
Series A, 5.0%, 6/15/2034 (a)	1,700,000	2,188,345
5.0%, 6/15/2036	2,000,000	2,591,861
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,798,927
		23,257,353
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	3,240,000	3,591,894
New York 16.6%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,982,385
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,899,162
Monroe County, NY, Industrial Development Corp. Revenue, State Ann's Community Project, 4.0%, 1/1/2030	3,295,000	3,663,549
New York, Housing Development Corp., Multi-Family Housing Revenue, Series H, 0.12%, Mandatory Put 3/15/2022 @100, 11/1/2051 (a)	2,295,000	2,294,947
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.01% (c), 9/1/2021, LOC: Barclays Bank PLC	3,290,000	3,290,000
Series B, 5.0%, 11/15/2028	3,170,000	4,025,348
Series C-1, 5.0%, 11/15/2028	1,200,000	1,505,089
Series A-2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	6,968,695

New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.01% (c), 9/1/2021, LOC: TD Bank NA	7,500,000	7,500,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,211,603
New York, State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 0.2%, Mandatory Put 11/1/2021 @100, 5/1/2030	665,000	664,978
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031 (a)	800,000	810,161
New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	5,253,464
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,087,525
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,694,778
New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	6,548,629
New York, Triborough Bridge & Tunnel Authority Revenue:
Series 4-C, 0.01% (c), 9/1/2021, LOC: U.S. Bank NA	800,000	800,000
Series B-1, 0.01% (c), 9/1/2021, LOC: Bank of America NA	100,000	100,000
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,035,625
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD-3B, 0.01% (c), 9/1/2021, PA: State Street B&t Co.	200,000	200,000
Series FF-2, 4.0%, 6/15/2036	3,000,000	3,600,913
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A, 4.0%, 11/1/2034	2,500,000	3,066,878
Series B1, 5.0%, 11/1/2027	750,000	844,254
Series B1, 5.0%, 11/1/2028	1,175,000	1,322,329
Series D-1, 5.0%, 11/1/2028	4,715,000	4,752,924
Series E-1, 5.0%, 2/1/2029	2,830,000	2,887,207
Series E-1, Prerefunded 2/1/2022 @ 100, 5.0%, 2/1/2029	225,000	229,485
Series B1, 5.0%, 11/1/2029	935,000	1,051,970
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,946,965
Series S-3, 5.0%, 7/15/2035	5,000,000	6,310,688
New York, NY, General Obligation:
Series A-3, 0.01% (c), 9/1/2021, LOC: Mizuho Bank Ltd.	2,000,000	2,000,000
Series D-4, 0.01% (c), 9/1/2021, LOC: TD Bank NA	3,550,000	3,550,000
Series G-6, 0.01% (c), 9/1/2021, LOC: Mizuho Bank Ltd.	10,570,000	10,570,000
Series I-4, 0.01% (c), 9/1/2021, LOC: TD Bank NA	7,185,000	7,185,000
Series 2, 0.11% (c), 9/1/2021	760,000	760,000
Series 3, 0.11% (c), 9/7/2021	2,040,000	2,040,000
Series B-3, 0.12% (c), 9/1/2021	2,420,000	2,420,000
Series C, 4.0%, 8/1/2037	1,000,000	1,202,479
Series F, 5.0%, 8/1/2024	9,000,000	9,183,074
Series D-1, 5.0%, 8/1/2029	8,620,000	9,404,753
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,363,583
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,769,192
Series A, 5.0%, 9/1/2031	2,020,000	2,648,614
Series A, 5.0%, 9/1/2032	1,250,000	1,633,625
		166,279,871

North Carolina 0.4%
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2035	820,000	1,111,235
5.0%, 7/1/2036	1,000,000	1,350,500
5.0%, 7/1/2037	1,000,000	1,346,067
5.0%, 7/1/2038	500,000	671,226
		4,479,028
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, ETM, 5.5%, 11/1/2021	1,250,000	1,260,868
Ohio 2.0%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare, Series C, 0.01% (c), 9/1/2021, LOC: Bank of Montreal	4,400,000	4,400,000
Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded 1/1/2022 @ 100, 5.0%, 1/1/2027	3,000,000	3,048,669
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,004,695
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,974,728
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029 (a)	1,715,000	2,203,109
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,596,179
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,404,439
		19,631,819
Oregon 1.5%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	3,965,000	4,333,018
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,088,308
Series A, 5.5%, 7/1/2029	7,000,000	7,110,101
		15,531,427
Pennsylvania 7.6%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,171,394
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,097,964
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	3,149,635
5.0%, 12/1/2032	2,745,000	3,120,145
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,757,937
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	4,880,000	4,983,179
Series A, AMT, 2.625%, 6/1/2042	705,000	713,462
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	374,717
Series A, 5.0%, 7/1/2031	850,000	1,054,063
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,388,389

Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project:
AMT, 0.2%, Mandatory Put 11/1/2021 @ 100, 8/1/2045, GTY: Waste Management, Inc.	1,465,000	1,464,952
AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,313,678
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	1,595,000	1,660,956
3.7%, 10/1/2047	5,000,000	5,335,458
Series 122, 4.0%, 10/1/2046	3,900,000	4,174,670
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	3,392,885
Series B, 5.0%, 6/1/2029	5,000,000	5,983,316
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,374,350
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,158,334
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,119,977
Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040	900,000	1,065,496
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	10,811,832
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	36,688
Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.65%, 0.67% (b), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	1,000,000	1,008,534
		76,712,011
South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,831,849
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	335,000	376,870
		3,208,719
Tennessee 1.1%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,094,281
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
Zero Coupon, 4/1/2029	1,100,000	1,140,949
Zero Coupon, 4/1/2030	750,000	788,503
Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	4,017,943
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	880,000	900,043
Tennessee, Industrial Development Board, Solid Waste Disposal Refunding Revenue, Waste Management, Inc., Project, AMT, 0.2%, Mandatory Put 11/1/2021 @ 100, 7/2/2035, GTY: Waste Management, Inc.	1,000,000	999,968
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	75,000	75,860
Series 1C, 4.5%, 7/1/2037	100,000	101,311
		11,118,858
Texas 9.0%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,779,940
El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	5,901,326
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, Prerefunded 11/1/2021 @ 100, 5.0%, 11/1/2031	2,795,000	2,817,481
Houston, TX, Airport Systems Revenue, Series B, Prerefunded 7/1/2022 @ 100, 5.0%, 7/1/2027	9,600,000	9,986,301

Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,964,643
5.0%, 9/1/2028	1,350,000	1,702,784
Houston, TX, Utility Systems Revenue, First Lien, Series A, 5.0%, 11/15/2033	1,525,000	2,039,517
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,080,000
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,240,000
Northside, TX, Independent School District:
1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,960,000	3,063,884
2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,609,834
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,051,455
Tarrant County, TX, Cultural Education Facilities Finance Corp., Baylor Health Care System Project, Series C, 0.01% (c), 9/1/2021, LOC: TD Bank NA	630,000	630,000
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,483,309
Texas, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Waste Treatment Facility Revenue, Jefferson Enterprise Energy LLC Project, Series B, AMT, 0.45%, Mandatory Put 6/30/2022 @ 100, 12/1/2045	2,665,000	2,669,845
Texas, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Project, AMT, 0.2%, Mandatory Put 11/1/2021 @100, 1/1/2026	665,000	664,978
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	6,884,918
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,632,617
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,977,785	6,296,518
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	7,935,000	9,308,428
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	599,671
Series A, 4.0%, 12/31/2036	2,000,000	2,391,917
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,934,083
Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,793,216
		90,526,665
Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,181,207
Virginia 3.7%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,523,663
Series A, 4.0%, 7/1/2038	4,370,000	5,298,041
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,523,926
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,186,616
		37,532,246
Washington 2.6%
Washington, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 0.27% (b), Mandatory Put 11/1/2021 @ 100, 5/1/2045	895,000	895,409
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	5,608,090
4.0%, 7/1/2031	3,000,000	3,571,329
Washington, State General Obligation:
Series R-2021A, 5.0%, 6/1/2030	1,000,000	1,344,990
Series R-2021A, 5.0%, 6/1/2031	750,000	999,562
Series R-2021A, 5.0%, 6/1/2032	1,000,000	1,325,071

Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,767,544
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	889,423
144A, 5.0%, 1/1/2029	840,000	992,604
144A, 5.0%, 1/1/2031	1,030,000	1,207,994
144A, 5.0%, 1/1/2033	1,050,000	1,227,072
Washington, University of Washington Revenue:
Series C, 5.0%, 4/1/2030	2,000,000	2,671,090
Series C, 5.0%, 4/1/2031	1,750,000	2,325,150
		25,825,328
West Virginia 0.4%
West Virginia, State Economic Development Authority, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,331,815
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,906,026
		4,237,841
Wisconsin 0.1%
Wisconsin, Public Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc., Project, Series A-3, AMT, 0.2%, Mandatory Put 11/1/2021 @ 100, 9/1/2027, GTY: Waste Management, Inc.	665,000	664,978
Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,432,687
Other 1.5%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A”, Series M-024, AMT, 2.304%, 5/15/2027	1,865,000	1,938,462
“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,855,000	8,445,985
Freddie Mac Multi-family:
144A, 1.896%, 11/25/2037, GTY: Freddie Mac	2,798,189	2,854,937
“Class A”, Class A, 3.4%, 1/25/2036, GTY: Freddie Mac	1,442,754	1,660,878
		14,900,262
Total Municipal Bonds and Notes (Cost $946,261,934)		1,010,564,004

Government & Agency Obligations 0.9%
U.S. Treasury Obligations
U.S. Treasury Note, 0.875%, 11/15/2030 (Cost $8,583,816)	8,800,000	8,503,687
	Shares	Value ($)

Open-End Investment Companies 2.8%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $27,961,688)	27,956,096	27,961,687

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $982,807,438)	104.3	1,047,029,378
Other Assets and Liabilities, Net	(4.3)	(42,686,114)
Net Assets	100.0	1,004,343,264

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	When-issued security.
(b)	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (a)	$—	$1,010,564,004	$—	$1,010,564,004
Government & Agency Obligations	—	8,503,687	—	8,503,687
Open-End Investment Companies	27,961,687	—	—	27,961,687
Total	$27,961,687	$1,019,067,691	$—	$1,047,029,378
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH1
R-080548-1 (1/23)